Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract]
Schedule of goodwill
	YY Live	100 Education	Total
	RMB	RMB	RMB

Balance as of December 31, 2014	4,107	296,275	300,382
Increase in goodwill related to acquisition (i)	161,326	-	161,326
Impairment charges (iii)	(128,035)	(182,089)	(310,124)
Foreign currency translation adjustment	54	-	54
Balance as of December 31, 2015	37,452	114,186	151,638

Decrease in goodwill related to disposal(ii)	(19,354)	(100,382)	(119,736)
Impairment charges (iii)	(3,861)	(13,804)	(17,665)
Foreign currency translation adjustment	63	-	63
Balance as of December 31, 2016	14,300	-	14,300